Stockholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes
Stockholder's Equity

6 - COMMON STOCK

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock.

On April 30, 2012, the Company issued 20,000,000 common shares to two directors and officers for $2,000 in cash.

On September 7, 2012, the registrant redeemed an aggregate of 19,500,000 of the 20,000,000 shares of outstanding stock at a redemption price of $0.0001 per share for an aggregate redemption price of $1,950.

On September 8, 2012, the Company issued 19,500,000 shares of its common stock pursuant to Section 4(2) of the Securities Act of 1933 at par for an aggregate of $1,950 representing 97.5% of the total outstanding 20,000,000 shares of common stock.

On October 5, 2012, the Company issued 400,000 shares of common stock to a debt holder as an inducement to provide the loan.

On October 8, 2012, the Company issued 300,000 shares of common stock to a debt holder as an inducement to provide the loan.

In September, 2013, 580,000 shares of common stock sold in public offering with a price of $0.03 per share to 58 subscribers for an aggregate of $17,400.

On December 9, 2013, the Company issued 10,000 shares of common stock to public to 1 subscriber with a price of $0.03 per share for an aggregate of $300.

As of June 30, 2014, the Company has 21,290,000 shares of common stock and no preferred stock was issued and outstanding.

NOTE 6 - STOCKHOLDER'S EQUITY

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock.

On April 30, 2012, the Company issued 20,000,000 common shares to two directors and officers for $2,000 in cash.

On September 7, 2012, the registrant redeemed an aggregate of 19,500,000 of the 20,000,000 shares of outstanding stock at a redemption price of $0.0001 per share for an aggregate redemption price of $1,950.

On September 8, 2012, the Company issued 19,500,000 shares of its common stock pursuant to Section 4(2) of the Securities Act of 1933 at par for an aggregate of $1,950 representing 97.5% of the total outstanding 20,000,000 shares of common stock.

On October 5, 2012, the Company issued 400,000 shares of common stock to a debt holder as an inducement to provide the loan.

On October 8, 2012, the Company issued 300,000 shares of common stock to a debt holder as an inducement to provide the loan.

In September, 2013, 580,000 shares of common stock sold in public offering with a price of $0.03 per share to 58 subscribers for an aggregate of $17,400.

On December 9, 2013, the Company issued 10,000 shares of common stock to public to 1 subscriber with a price of $0.03 per share for an aggregate of $300.

As of December 31, 2013, the Company has 21,290,000 shares of common stock and no preferred stock was issued and outstanding.